Expense Example {- Fidelity OTC K6 Portfolio} - 07.31 Fidelity OTC K6 Portfolio PRO-03 - Fidelity OTC K6 Portfolio - Fidelity OTC K6 Portfolio	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628